Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) number in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 23,117,598	$ 23,889,261
Nominal contract amount of hedging instruments	206,760	192,457
Fair value of trading assets	$ 247,449	$ 374,606
Fair value of hedging assets	2,811	2,223
Gross total fair values of derivative assets	250,260	376,829
Fair value of derivative assets	196,882	307,726
Fair value of trading liabilities	243,269	368,035
Fair value of hedging liabilities	1,173	4,069
Gross total fair values of derivative liabilities	244,442	372,104
Fair value of derivative liabilities	191,064	303,001
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(53,378)	(69,103)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(53,378)	(69,103)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 7,723,034	$ 7,606,446
Nominal contract amount of hedging instruments	43,839	35,021
Fair value of trading assets	$ 79,801	$ 106,696
Fair value of hedging assets	1,062	309
Gross total fair values of derivative assets	80,863	107,005
Fair value of trading liabilities	77,670	108,903
Fair value of hedging liabilities	207	1,182
Gross total fair values of derivative liabilities	77,877	110,085
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 14,470,539	$ 15,240,867
Nominal contract amount of hedging instruments	162,921	157,435
Fair value of trading assets	$ 151,631	$ 249,204
Fair value of hedging assets	1,749	1,914
Gross total fair values of derivative assets	153,380	251,118
Fair value of trading liabilities	146,808	236,594
Fair value of hedging liabilities	966	2,887
Gross total fair values of derivative liabilities	147,774	239,481
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 659,142	$ 652,288
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 12,637	$ 14,043
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	12,637	14,043
Fair value of trading liabilities	14,379	15,766
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	14,379	15,766
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 190,724	$ 269,401
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 2,175	$ 2,590
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	2,175	2,590
Fair value of trading liabilities	3,151	3,682
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	3,151	3,682
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 74,159	$ 120,259
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 1,205	$ 2,073
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,205	2,073
Fair value of trading liabilities	1,261	3,090
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 1,261	$ 3,090